Commitments and contingencies (Details) € in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) € / $	Jun. 30, 2019 USD ($)	Jun. 30, 2020 EUR (€) € / $
Commitments under long-term lease contracts [Abstract]
Address Commissions	$ 282,059	$ 88,154
Amortization of deferred ballast revenue	430,994	$ 0
Lease income	5,200,000
Future minimum contracted lease payments due within next 12 months	1,900,000
Purchase Commitment for Ballast Water Management Systems [Member]
Commitments Under Contracts for BWMS Installation [Abstract]
Contractual purchase obligations	$ 800,000		€ 0.7
Exchange rate | € / $	0.8891		0.8891
Purchase Commitment for Ballast Water Management Systems [Member] | Prepaid Expenses and Other Current Assets [Member]
Commitments Under Contracts for BWMS Installation [Abstract]
Advances for purchase commitment	$ 39,969